Debt (Details)					1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 02, 2021 USD ($)	Mar. 10, 2021	Feb. 01, 2021 USD ($)	Apr. 09, 2020	Jul. 28, 2020	Mar. 23, 2020 USD ($) shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 30, 2020	Aug. 27, 2020 USD ($)	Jul. 02, 2019 USD ($)
Debt (Details) [Line Items]
Received loan proceeds amount			$ 447,400
Aggregate principal amount											$ 1,100,000
Interest per annum percentage											1.68%
Extension fee amount	$ 118,000
Penalty fee							$ 241,000
Common shares payment (in Shares) | shares							468,225
Aggregate purchased units						200
Convertible debentures						$ 58,000
Convertible common shares (in Shares) | shares						89,320
Warrant purchase amount (in Shares) | shares						89,320
Cash proceeds						$ 575,000		$ 375,000
Offering paid amount						$ 150,000
Line of credit agreement maximum borrowing limit												$ 500,000
Agreement bear interest rate							6.50%
Convertible debentures									$ 58,000
(in Shares) | shares									89,320
Paid directly									$ 150,000
Outstanding convertible debenture									$ 783,000
Aggregate common shares (in Shares) | shares									1,205,820
Convertible debenture was held by related parties									$ 408,000
Common shares issued (in Shares) | shares									628,320
Agreement bear interest rate												6.50%
Outstanding balance									$ 406,000
Settlement Agreement [Member]
Debt (Details) [Line Items]
Interest per annum percentage										1.68%
Aggregate principal amount									1,100,000
Forgiveness of liabilities									594,000
Fee Agreement [Member]
Debt (Details) [Line Items]
Debt, description	the Company and OMM entered into a Fee Agreement stating the OMM Note maturity date was extended to the earlier of (i) June 24, 2021, and (ii) the date that is five days following the first closing by the Company of its issuance and sale of debt or equity securities in a public offering or private placement transaction (such earlier date, the “Extension Date”). An extension fee in the amount of $118,000 is payable on or before the Extension Date and is included in accrued liabilities at December 31, 2020. If the OMM Note is not paid in full, including the extension fee, on the Extension Date an additional fee of $472,000 is due and payable on demand.
Purchase Agreement [Member]
Debt (Details) [Line Items]
Debt, description					the Company entered into a Securities Purchase Agreement with Oasis Capital (“Oasis”), a related party of the Company, pursuant to which the Company received $500,000 and issued to Oasis (i) an 8.0% original issue discount promissory note payable, with a six month term and aggregate principal amount of $615,000, and (ii) 90,000 common shares of the Company at $3.37 per share. A related party earned a fee of $40,000 for facilitating the transaction. At December 31, 2020, the Company had $304,000 outstanding, net of unamortized debt costs of $213,000 on the Oasis promissory note.
Exchange Agreement [Member]
Debt (Details) [Line Items]
Debt, description		the Company and Oasis Capital entered into an Exchange Agreement under which Oasis Capital surrendered the Oasis promissory note dated July 28, 2020 in exchange for a new convertible promissory note issued to Oasis Capital with (i) a principal amount of $796,159, (ii) interest rate of 8.0% per annum, (iii) a 12 month maturity date, and (iv) convertible into common shares of the Company (the “Conversion Shares”). The conversion price is 90% of the lowest volume weighted average price of the Company’s common shares during the 10 consecutive trading day period ending and including the trading day immediately preceding the delivery of the notice of conversion. The issuance of the Conversion Shares is subject to regulatory and NASDAQ approvals.
Subscription Agreements [Member]
Debt (Details) [Line Items]
Debt, description						the Company entered into subscription agreements by and among the Company and the investors party thereto, including the Advisor, a related party, for the purchase and sale of 725 units (collectively, the “Units” and individually, a “Unit”) for aggregate gross proceeds of $725,000 (the “Offering”), with each Unit consisting of (a) a 6% convertible debenture in the principal amount of $1,000, which is convertible at $0.6495 per share into 1,540 common shares of the Company, and (b) a warrant to purchase 1,540 common shares of the Company exercisable at any time on or before the third year anniversary date at an exercise price of $0.60 per share. The warrant includes a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 5.0% of the issued and outstanding shares of the Company, calculated on a partially converted basis (i.e., assuming the conversion of all rights to receive common shares of the Company held by the warrant holder).
PPP Funds [Member]
Debt (Details) [Line Items]
Debt, description				the Company received loan proceeds in the amount of $667,400 (the “PPP Funds”) and entered into a loan agreement with Citizens National Bank of Texas pursuant to the CARES Act. The CARES Act was established in order to enable small businesses to pay employees during the economic slowdown caused by COVID-19 by providing forgivable loans to qualifying businesses for up to 2.5 times their average monthly payroll costs. The amount borrowed by the Company under the CARES Act is eligible to be forgiven provided that (a) the Company uses the PPP Funds during the eight to twenty-four week period after receipt thereof, and (b) the PPP Funds are only used to cover payroll costs (including benefits), and other allowed expenses. The amount of loan forgiveness will be reduced if, among other reasons, the Company does not maintain staffing or payroll levels. Principal and interest payments on any unforgiven portion of the PPP Funds (the “PPP Loan”) will be deferred for six months and accrue interest at a fixed annual rate of 1.0% and carry a two year maturity date.
Purchase Agreement [Member]
Debt (Details) [Line Items]
Debt, description					the Company entered into a Securities Purchase Agreement with Oasis Capital, LLC (“Oasis”), a related party of the Company, pursuant to which the Company received $500,000 and issued to Oasis (i) an 8.0% original issue discount promissory note payable with aggregate principal amount of $615,000 (“Oasis Promissory Note”), and (ii) 90,000 common shares of the Company at $3.37 per share. Torrington Financial Services Ltd earned a fee of $40,000 for facilitating the transaction. The Oasis Promissory Note was due on January 28, 2021.
Exchange Agreement [Member]
Debt (Details) [Line Items]
Debt, description		the Company and Oasis entered into an Exchange Agreement under which Oasis surrendered the Oasis Promissory Note dated July 28, 2020 in exchange for a new Convertible Promissory Note issued to Oasis with (i) a principal amount of $796,159, (ii) interest rate of 8.0% per annum, (iii) a 12 month maturity date, and (iv) convertible into common shares of the Company.
PPP Funds [Member]
Debt (Details) [Line Items]
Debt, description				the Company received PPP Funds in the amount of $667,400 and entered into a loan agreement with Citizens National Bank of Texas pursuant to the CARES Act. The amount borrowed by the Company under the CARES Act is eligible to be forgiven provided that (a) the Company uses the PPP funds during the eight week period after receipt thereof, and (b) the PPP funds are only used to cover payroll costs (including benefits), rent, mortgage interest, and utility costs. In June 2021, the April 9, 2020 PPP Funds were forgiven by the lender and the Company recorded a gain on extinguishment of debt which is included in interest income and other, net. At September 30, 2021 there was no outstanding balance on the April 9, 2020 PPP Funds
Subscription Agreements [Member]
Debt (Details) [Line Items]
Debt, description						the Company entered into subscription agreements by and among the Company and the investors party thereto, including Torrington and Lallande, for the purchase and sale of 725 units (collectively, the “Units” and individually, a “Unit”) for aggregate gross proceeds of $725,000 with each Unit consisting of (a) a 6.0% convertible debenture in the principal amount of $1,000, which is convertible at $0.6495 per share into 1,540 common shares of the Company, and (b) a warrant to purchase 1,540 common shares of the Company exercisable at any time on or before the third year anniversary date at an exercise price of $0.60 per share. The warrant includes a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 5.0% of the issued and outstanding shares of the Company, calculated on a partially converted basis (i.e., assuming the conversion of all rights to receive common shares of the Company held by the warrant holder).
Subscription Agreements [Member]
Debt (Details) [Line Items]
Cash									$ 575,000